Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 13 – COMMITMENTS AND CONTINGENCIES

Operating Lease

On March 20, 2002, the Company leased office space in the A’cheng district in Harbin (the “A’cheng Lease”). The A’cheng Lease is for a term of 23 years and expires on March 19, 2025. Pursuant to the A’cheng Lease, lease payment shall be made as follows:

Year	Annual lease amount	Payment due date
March 2002 to February 2012	RMB 25,000	Before December 2012
March 2012 to February 2017	RMB 25,000	Before December 2017
March 2017 to March 2025	RMB 25,000	Before December 2025

For the years ended December 31, 2013 and 2012, rent expense related to the A’cheng Lease amounted $3,858 and $3,784, respectively.

Future minimum rental payments required under the A’cheng Lease are as follows:

Years Ending December 31:
2014	$-
2015	-
2016	-
2017	20,167
2018	-
Thereafter	28,234

Total	$48,401

See Note 10 for related party operating lease commitments.

Seedling Purchase and Sale Long-Term Cooperation Agreement

On November 25, 2010, HDS entered into a Seedling Purchase and Sale Long-Term Cooperation Agreement (the “Seedling Agreement”) with Wuchang City Xinlin Foresty Co., Ltd (“Xinlin”), pursuant to which HDS will sell yew seedlings to Xinlin at a price equal to 90% of HDS’s publicly-published wholesale prices. Xinlin has agreed to purchase from the Company 10,000 yew seedlings annually. For the years ended December 31, 2013 and 2012, the Company made sales of $1,281,928 and $381,022, respectively, under the Seedling Agreement.